Nature of Business and Organization - Schedule of Accompanying Consolidated Financial Statements (Details)	12 Months Ended
Dec. 31, 2025
Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd. [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	A Hong Kong company
Ownership	100% owned by Ebang International through its subsidiaries
Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd. [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Incorporated on February 12, 2016
Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd. [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Principally for the trading of renewable energy products
Zhejiang Ebang Communication Technology Co., Ltd. (“Zhejiang Ebang”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	A PRC limited liability company	[1]
Ownership	99.9986% owned by Ebang International through its subsidiaries	[1]
Zhejiang Ebang Communication Technology Co., Ltd. (“Zhejiang Ebang”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Incorporated on January 21, 2010
Zhejiang Ebang Communication Technology Co., Ltd. (“Zhejiang Ebang”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Principally holding our businesses in the research, development, design and manufacture of renewable energy products
Zhejiang Ebang Information Technology Co., Ltd. (“Ebang IT”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	A PRC limited liability company	[2]
Ownership	99.9964% owned by Ebang International through its subsidiaries	[2]
Zhejiang Ebang Information Technology Co., Ltd. (“Ebang IT”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Incorporated on August 11, 2010
Zhejiang Ebang Information Technology Co., Ltd. (“Ebang IT”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Principally for the design, manufacture and sale of telecommunications and blockchain processing equipment
Hangzhou Ebang Shengye Technology Co., Ltd. (“Hangzhou Ebang Shengye”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	A PRC limited liability company
Ownership	99.9964% owned by Ebang International through its subsidiaries
Hangzhou Ebang Shengye Technology Co., Ltd. (“Hangzhou Ebang Shengye”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Incorporated on November 22, 2023
Hangzhou Ebang Shengye Technology Co., Ltd. (“Hangzhou Ebang Shengye”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Principally for providing rental services
Ebonex Australia Pty Ltd (“Ebonex Australia”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	An Australia company
Ownership	100% owned by Ebang International
Ebonex Australia Pty Ltd (“Ebonex Australia”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Incorporated on April 22, 2021
Ownership	through its subsidiaries
Ebonex Australia Pty Ltd (“Ebonex Australia”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Principally for operating the cryptocurrency exchange platform
Ebonfx Australia Pty Ltd (“Ebonfx Australia”), formerly known as Compass Global Holdings Pty Ltd [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	An Australia company
Ownership	100% owned by Ebang International
Ebonfx Australia Pty Ltd (“Ebonfx Australia”), formerly known as Compass Global Holdings Pty Ltd [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Acquired on March 21, 2022
Ownership	through its subsidiaries
Ebonfx Australia Pty Ltd (“Ebonfx Australia”), formerly known as Compass Global Holdings Pty Ltd [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Principally for operating the cross-border payment and foreign exchange business
Redback Operations Pty Ltd (“Redback Operations”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	An Australia company
Ownership	100% owned by Ebang International
Redback Operations Pty Ltd (“Redback Operations”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Acquired on November 8, 2024
Ownership	through its subsidiaries
Redback Operations Pty Ltd (“Redback Operations”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Principally for solar and battery storage solutions
Luceo Australia Pty Ltd (“Luceo Australia”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	An Australia company
Ownership	100% owned by Ebang International
Luceo Australia Pty Ltd (“Luceo Australia”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Acquired on November 8, 2024
Ownership	through its subsidiaries
Luceo Australia Pty Ltd (“Luceo Australia”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Principally for SaaS data visualization and analytics solutions

[1]	The portion of the income or loss applicable to the non-controlling interest in Zhejiang Ebang, Ebang IT and Hangzhou Ebang Shengye are immaterial and are not reflected in the consolidated statements of operations and comprehensive loss.
[2]	Ebang IT was deregistered on September 26, 2025.